Financial Risk Management - Analysis of financial instruments (Details) - Currency risks - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
USD
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 16,699	€ 31,007	€ 42,053
Variance in equity from weakening in rate	(16,699)	(31,007)	(42,053)
Variance in profit and loss from strengthening in rate	16,699	31,007	42,053
Variance in profit and loss from weakening in rate	€ (16,699)	€ (31,007)	€ (42,053)
GBP
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 5,278	€ 3,967	€ 6,643
Variance in equity from weakening in rate	(5,278)	(3,967)	(6,643)
Variance in profit and loss from strengthening in rate	5,278	3,967	6,643
Variance in profit and loss from weakening in rate	€ (5,278)	€ (3,967)	€ (6,643)
EUR
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 21,977	€ 34,974	€ 48,699
Variance in equity from weakening in rate	(21,977)	(34,974)	(48,699)
Variance in profit and loss from strengthening in rate	21,977	34,974	48,699
Variance in profit and loss from weakening in rate	€ (21,977)	€ (34,974)	€ (48,699)